TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 93.3%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Auto Related -- 2.6%
----------------------------------------------------------------------
BorgWarner, Inc.                                 10,000    $   449,800
----------------------------------------------------------------------
                                                           $   449,800
----------------------------------------------------------------------
Cement -- 3.1%
----------------------------------------------------------------------
Lafarge North America, Inc.                      18,400    $   545,560
----------------------------------------------------------------------
                                                           $   545,560
----------------------------------------------------------------------
Chemical -- 2.5%
----------------------------------------------------------------------
RPM, Inc.                                        29,000    $   436,740
----------------------------------------------------------------------
                                                           $   436,740
----------------------------------------------------------------------
Computer / Communications Related -- 3.9%
----------------------------------------------------------------------
Actel Corp.(1)                                   22,000    $   356,180
Veeco Instruments, Inc.(1)                       26,000        311,480
----------------------------------------------------------------------
                                                           $   667,660
----------------------------------------------------------------------
Construction / Engineering -- 5.4%
----------------------------------------------------------------------
Granite Construction, Inc.                       19,000    $   304,380
Insituform Technologies, Inc.(1)                 16,500        262,515
International Rectifier Corp.(1)                 21,000        362,670
----------------------------------------------------------------------
                                                           $   929,565
----------------------------------------------------------------------
Electrical Equipment -- 4.1%
----------------------------------------------------------------------
Baldor Electric Co.                              16,200    $   304,722
Belden, Inc.                                     23,000        318,550
Cable Design Technologies Corp.(1)               18,100         88,690
----------------------------------------------------------------------
                                                           $   711,962
----------------------------------------------------------------------
Electronics -- 4.2%
----------------------------------------------------------------------
Bel Fuse, Inc.                                   29,000    $   550,681
Technitrol, Inc.                                 12,000        175,560
----------------------------------------------------------------------
                                                           $   726,241
----------------------------------------------------------------------
Energy / Non-Oil -- 10.8%
----------------------------------------------------------------------
Newfield Exploration Co.(1)                      13,000    $   454,870
NUI Corp.                                        22,000        273,680
Piedmont Natural Gas Co., Inc.                   14,500        518,520
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Energy / Non-Oil (continued)
----------------------------------------------------------------------
Questar Corp.                                    24,500    $   632,100
----------------------------------------------------------------------
                                                           $ 1,879,170
----------------------------------------------------------------------
Energy / Oil -- 3.9%
----------------------------------------------------------------------
Vintage Petroleum, Inc.                          19,500    $   187,200
XTO Energy, Inc.                                 20,500        493,025
----------------------------------------------------------------------
                                                           $   680,225
----------------------------------------------------------------------
Food Wholesalers / Retailers -- 4.3%
----------------------------------------------------------------------
BJ's Wholesale Club, Inc.(1)                     19,600    $   396,312
SUPERVALU, Inc.                                  21,000        352,800
----------------------------------------------------------------------
                                                           $   749,112
----------------------------------------------------------------------
Household Products -- 5.5%
----------------------------------------------------------------------
Church & Dwight Co., Inc.                        18,000    $   622,440
Libbey, Inc.                                     12,000        338,520
----------------------------------------------------------------------
                                                           $   960,960
----------------------------------------------------------------------
Industrial Products -- 6.3%
----------------------------------------------------------------------
CLARCOR, Inc.                                    15,000    $   463,650
Teleflex, Inc.                                   15,000        630,900
----------------------------------------------------------------------
                                                           $ 1,094,550
----------------------------------------------------------------------
Insurance -- 3.1%
----------------------------------------------------------------------
Protective Life Corp.                            19,000    $   543,020
----------------------------------------------------------------------
                                                           $   543,020
----------------------------------------------------------------------
Medical Services / Supplies -- 11.9%
----------------------------------------------------------------------
Cambrex Corp.                                    13,000    $   361,920
DENTSPLY International, Inc.                      7,000        258,440
INAMED Corp.(1)                                  15,000        399,900
MIM Corp.(1)                                     41,000        293,560
PolyMedica Corp.(1)                              17,000        477,870
West Pharmaceutical Services, Inc.               14,000        268,520
----------------------------------------------------------------------
                                                           $ 2,060,210
----------------------------------------------------------------------
Packaging -- 2.7%
----------------------------------------------------------------------
AptarGroup, Inc.                                 16,500    $   460,845
----------------------------------------------------------------------
                                                           $   460,845
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Precision Instruments -- 1.1%
----------------------------------------------------------------------
Excel Technology, Inc.(1)                        10,000    $   184,600
----------------------------------------------------------------------
                                                           $   184,600
----------------------------------------------------------------------
Restaurant -- 6.1%
----------------------------------------------------------------------
Applebee's International, Inc.                   19,000    $   452,010
Outback Steakhouse, Inc.(1)                      18,000        612,900
----------------------------------------------------------------------
                                                           $ 1,064,910
----------------------------------------------------------------------
Retailing -- 4.7%
----------------------------------------------------------------------
Claire's Stores, Inc.                            10,200    $   262,752
Footstar, Inc.(1)                                27,000        196,020
ShopKo Stores, Inc.(1)                           28,000        354,760
----------------------------------------------------------------------
                                                           $   813,532
----------------------------------------------------------------------
Toy -- 2.3%
----------------------------------------------------------------------
JAKKS Pacific, Inc.(1)                           30,200    $   399,848
----------------------------------------------------------------------
                                                           $   399,848
----------------------------------------------------------------------
Transportation -- 4.8%
----------------------------------------------------------------------
Arkansas Best Corp.(1)                           20,000    $   599,000
Roadway Corp.                                     5,700        228,399
----------------------------------------------------------------------
                                                           $   827,399
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $18,465,183)                           $16,185,909
----------------------------------------------------------------------
Total Investments -- 93.3%
   (identified cost $18,465,183)                           $16,185,909
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 6.7%                     $ 1,154,034
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $17,339,943
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $18,465,183)         $16,185,909
Cash                                        1,937,153
Dividends and interest receivable              10,880
Prepaid expenses                                   34
-----------------------------------------------------
TOTAL ASSETS                              $18,133,976
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $   769,418
Payable to affiliate for Trustees' fees            52
Accrued expenses                               24,563
-----------------------------------------------------
TOTAL LIABILITIES                         $   794,033
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $17,339,943
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $19,619,217
Net unrealized depreciation (computed on
   the basis of identified cost)           (2,279,274)
-----------------------------------------------------
TOTAL                                     $17,339,943
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED
OCTOBER 31, 2002(1)
Investment Income
-----------------------------------------------------
Dividends                                 $    60,485
Interest                                        8,630
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    69,115
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    66,714
Trustees' fees and expenses                        52
Custodian fee                                  25,277
Legal and accounting services                  23,136
Miscellaneous                                   3,260
-----------------------------------------------------
TOTAL EXPENSES                            $   118,439
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (49,324)
-----------------------------------------------------

Realized and Unrealized
Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   (67,537)
-----------------------------------------------------
NET REALIZED LOSS                         $   (67,537)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(2,279,274)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(2,279,274)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,346,811)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(2,396,135)
-----------------------------------------------------

 (1) For the period from the start of business, March 1, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2002(1)
-----------------------------------------------------------------
From operations --
   Net investment loss                    $               (49,324)
   Net realized loss                                      (67,537)
   Net change in unrealized appreciation
      (depreciation)                                   (2,279,274)
-----------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $            (2,396,135)
-----------------------------------------------------------------
Capital transactions --
   Contributions                          $            21,692,696
   Withdrawals                                         (2,056,628)
-----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $            19,636,068
-----------------------------------------------------------------

NET INCREASE IN NET ASSETS                $            17,239,933
-----------------------------------------------------------------

Net Assets
-----------------------------------------------------------------
At beginning of period                    $               100,010
-----------------------------------------------------------------
AT END OF PERIOD                          $            17,339,943
-----------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  PERIOD ENDED
                                  OCTOBER 31, 2002(1)
---------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                  1.77%(2)
   Net investment loss                      (0.74)%(2)
Portfolio Turnover                              5%
---------------------------------------------------------
TOTAL RETURN(3)                            (11.41)%
---------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                        $17,340
---------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002 to October 31, 2002.
 (2)  Annualized.
 (3)  Total return is not computed on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term after-tax returns by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the period from the start of business, March 1, 2002 to October 31, 2002, the advisory fee amounted to $66,714. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.75% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended October 31, 2002, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $19,025,704 and $492,984, respectively, for the period from the start of business, March 1, 2002 to October 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $18,491,331
    -----------------------------------------------------
    Gross unrealized appreciation             $   468,224
    Gross unrealized depreciation              (2,773,646)
    -----------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(2,305,422)
    -----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at October 31, 2002.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the period from the start of business, March 1, 2002 to October 31, 2002.

TAX-MANAGED SMALL-CAP VALUE PORTFOLIO AS OF OCTOBER 31, 2002

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF TAX-MANAGED SMALL-CAP VALUE PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Tax-Managed Small-Cap Value Portfolio (the Portfolio) as of October 31, 2002, and the related statements of operations, and changes in net assets, and the supplementary data for the period from the start of business, March 1, 2002 to October 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Tax-Managed Small-Cap Value Portfolio as of October 31, 2002, the results of its operations, the changes in its net assets and the supplementary data for the period from the start of business, March 1, 2002 to October 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 6, 2002

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed Small-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

Interested Trustee(s)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee          Trustee of the    President and Chief              185                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                 of the Portfolio   National Financial
                                             since 2001      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes         Trustee of        Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                 the Trust;      Trust since 1991;   Chief Executive Officer
                       President and       President and     of BMR, EVM and their
                         Trustee of        Trustee of the    corporate parent and
                       the Portfolio      Portfolio since    trustee, Eaton Vance
                                                2001         Corp. (EVC) and Eaton
                                                             Vance, Inc. (EV),
                                                             respectively; Director
                                                             of EV; Vice President
                                                             and Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 investment
                                                             companies in the Eaton
                                                             Vance Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR, EVM
                                                             and EVC, which are
                                                             affiliates of the Trust
                                                             and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                          of the Portfolio   (corporate relations                           funds) consisting of 17
                                             since 2001      and communications                                   portfolios
                                                             company).

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
                                          of the Portfolio   Banking Emeritus,                              and Director of Telect,
                                             since 2001      Harvard University                             Inc. (telecommunication
                                                             Graduate School of                               services company)
                                                             Business
                                                             Administration.

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                    None
 9/21/35                                 Trust since 1984;   Corporation (an
                                          of the Portfolio   investment and
                                             since 2001      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director,
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds (mutual
                                                             funds).

 Lynn A. Stout            Trustee          Trustee of the    Professor of Law,                185                    None
 9/14/57                                 Trust since 1998;   University of
                                          of the Portfolio   California at Los
                                             since 2001      Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                    None
 2/21/30                                 Trust since 1984;   Consultant.
                                          of the Portfolio
                                             since 2001

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND         TRUST AND THE         LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH         PORTFOLIO            SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,   Vice President of       Since 1995      Vice President of EVM and BMR.
 Jr. 7/28/59             the Trust                           Officer of 34 investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas E. Faust      President of the    President of the   Executive Vice President and
 Jr. 5/31/58            Trust; Vice      Trust since 2002;   Chief Investment Officer of
                      President of the   Vice President of   EVM and BMR and Director of
                         Portfolio         the Portfolio     EVC. Officer of 50 investment
                                             since 2001      companies managed by EVM or
                                                             BMR.

 Thomas J. Fetter    Vice President of       Since 1997      Vice President of EVM and BMR.
 8/20/43                 the Trust                           Officer of 126 investment
                                                             companies managed by EVM or
                                                             BMR.

 Michael R. Mach     Vice President of       Since 1999      Vice President of EVM and BMR
 7/15/47                 the Trust                           since December, 1999.
                                                             Previously, Managing Director
                                                             and Senior Analyst for
                                                             Robertson Stephens
                                                             (1998-1999); Managing Director
                                                             and Senior Analyst for Piper
                                                             Jaffray (1996-1998), Officer
                                                             of 23 investment companies
                                                             managed by EVM or BMR.

 Robert B.           Vice President of       Since 1998      Vice President of EVM and BMR.
 MacIntosh 1/22/57       the Trust                           Officer of 125 investment
                                                             companies managed by EVM or
                                                             BMR.

 George C. Pierides  Vice President of       Since 2001      Managing Director of Fox Asset
 12/16/57              the Portfolio                         Management LLC. Officer of 2
                                                             investment companies managed
                                                             by EVM or BMR.

 Duncan W.           Vice President of       Since 2001      Senior Vice President and
 Richardson              the Trust                           Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 40 investment
                                                             companies managed by EVM or
                                                             BMR.

 Walter A. Row, III  Vice President of       Since 2001      Director of Equity Research
 7/20/57                 the Trust                           and a Vice President of EVM
                                                             and BMR. Officer of 21
                                                             investment companies managed
                                                             by EVM or BMR.

 Susan Schiff        Vice President of       Since 2002      Vice President of EVM and BMR.
 3/13/61                 the Trust                           Officer of 24 investment
                                                             companies managed by EVM or
                                                             BMR.

 Edward E. Smiley,   Vice President of       Since 1999      Vice President of EVM and BMR.
 Jr. 10/5/44             the Trust                           Officer of 36 investment
                                                             companies managed by EVM or
                                                             BMR.

 Alan R. Dynner          Secretary        Secretary of the   Vice President, Secretary and
 10/10/40                                Trust since 1997;   Chief Legal Officer of BMR,
                                          of the Portfolio   EVM, EVD and EVC. Officer of
                                             since 2001      190 investment companies
                                                             managed by EVM or BMR.

 Michelle A.          Treasurer of the     Since 2002(2)     Vice President of EVM and BMR.
 Alexander 8/25/69       Portfolio                           Officer of 84 investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 investment
                                                             companies managed by EVM or
                                                             BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Ms. Alexander served as Assistant Treasurer since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.